Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	156 Months Ended
		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023 [1]
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			36.88%	10.92%	2.72%	4.55%
Performance Inception Date		Dec. 31, 2010
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2],[3]		42.06%	10.96%	2.71%	4.55%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2],[3]		27.09%	9.40%	2.46%	3.97%
Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			41.46%	11.14%	2.44%	4.10%
Performance Inception Date		Dec. 31, 2010
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2],[3]		44.06%	12.31%	3.48%	5.16%
Performance Inception Date	[2],[3]	Dec. 31, 2010
Alerian MLP Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian MLP Index
Average Annual Return, Percent	[4]		24.41%	15.56%	3.67%	6.09%
Alerian Midstream Energy Select Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian Midstream Energy Select Index
Average Annual Return, Percent	[5]		43.13%	16.31%	6.90%
Alerian Midstream Energy Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian Midstream Energy Index
Average Annual Return, Percent	[6]		44.53%	16.27%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent	[7]		25.02%	14.53%	13.10%	13.80%

[1]	The Predecessor Fund commenced operations on December 31, 2010.
[2]	Returns for Class I Shares prior to February 5, 2018 reflect the performance of the Predecessor Fund’s Institutional Class Shares.
[3]	The Predecessor Fund offered Institutional Class Shares. Holders of Institutional Class Shares received Class Y Shares of the Fund in exchange for those Shares.
[4]	The Alerian MLP Index, the leading gauge of energy infrastructure Master Limited Partnerships (MLPs), is a capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
[5]	The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization-weighted index composite of North American energy infrastructure companies, whose constituents are engaged in midstream activities involving energy commodities. Data for the Alerian Midstream Energy Select Index is unavailable prior to its inception date of April 1, 2013.
[6]	The Alerian Midstream Energy Index is a capped, float-adjusted, capitalization-weighted index composite of North American energy infrastructure companies, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities. Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.
[7]	The S&P 500® Index is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.